Non-interest income	6 Months Ended
Mar. 31, 2020
Non-interest income
Non-interest income

Note 4. Non-interest income[1]

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Net fee income
Facility fees	372	355	375	5	(1)
Transactions fees	582	601	624	(3)	(7)
Other non-risk fee income	(86)	(17)	(59)	large	46
Fee income	868	939	940	(8)	(8)
Credit card loyalty programs	(62)	(58)	(63)	7	(2)
Transaction fee related expenses	(51)	(52)	(51)	(2)	-
Fee expenses	(113)	(110)	(114)	3	(1)
Net fee income	755	829	826	(9)	(9)
Net wealth management and insurance income
Wealth management income	384	308	(32)	25	large
Life insurance premium income	688	736	707	(7)	(3)
General insurance and lenders mortgage insurance (LMI) net premium earned	247	242	240	2	3
Life insurance investment and other income[2]	(4)	383	26	large	large
General insurance and LMI investment and other income	24	27	25	(11)	(4)
Total insurance premium, investment and other income	955	1,388	998	(31)	(4)
Life insurance claims and changes in life insurance liabilities	(574)	(852)	(414)	(33)	39
General insurance and LMI claims and other expenses	(300)	(141)	(226)	113	33
Total insurance claims, changes in insurance liabilities and other expenses	(874)	(993)	(640)	(12)	37
Net wealth management and insurance income	465	703	326	(34)	43
Trading income	460	492	437	(7)	5
Other income
Dividends received from other entities	1	2	4	(50)	(75)
Net gain/(loss) on sale of associates	-	-	38	-	(100)
Net gain/(loss) on disposal of assets	2	59	2	(97)	-
Net gain/(loss) on derivatives held for risk management purposes[3]	(23)	17	(28)	large	(18)
Net gain/(loss) on financial instruments measured at fair value	(92)	(83)	44	11	large
Net gain/(loss) on disposal of controlled entities	-	-	3	-	(100)
Rental income on operating leases	29	34	38	(15)	(24)
Share of associates' net profit/(loss)	(14)	(13)	(10)	8	40
Other	21	(14)	36	large	(42)
Total other income	(76)	2	127	large	large
Total non-interest income	1,604	2,026	1,716	(21)	(7)

1.

Non-interest income includes estimated customer refunds, payments, associated costs and litigation, recognised as a reduction of non-risk fee income, wealth management income and other income of $129 million (Second Half 2019: $235 million, First Half 2019: $625 million). Refer to Note 14 for further details.

2.	Includes policyholder tax recoveries.
3.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of foreign currency capital and earnings.